Risk Management - Undiscounted Cash Outflows Relating to Financial Liabilities (Detail) - CAD ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022
Accounts payable and accrued liabilities
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	$ 6,435	$ 6,124
Accounts payable and accrued liabilities | Remainder of Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	6,435	6,124
Accounts payable and accrued liabilities | Years 2 and 3
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0	0
Accounts payable and accrued liabilities | Years 4 and 5
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0	0
Accounts payable and accrued liabilities | Thereafter
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0	0
Short-Term Borrowings
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	14	115
Short-Term Borrowings | Remainder of Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	14	115
Short-Term Borrowings | Years 2 and 3
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0	0
Short-Term Borrowings | Years 4 and 5
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0	0
Short-Term Borrowings | Thereafter
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0	0
Lease Liabilities
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	4,456	4,657
Lease Liabilities | Remainder of Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	445	426
Lease Liabilities | Years 2 and 3
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	734	746
Lease Liabilities | Years 4 and 5
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	577	596
Lease Liabilities | Thereafter
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	2,700	2,889
Long-Term Debt
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	11,535	14,594
Long-Term Debt | Remainder of Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	318	401
Long-Term Debt | Years 2 and 3
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	807	983
Long-Term Debt | Years 4 and 5
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	3,038	2,014
Long-Term Debt | Thereafter
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	7,372	11,196
Contingent Payment
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	300	438
Contingent Payment | Remainder of Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	300	271
Contingent Payment | Years 2 and 3
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0	167
Contingent Payment | Years 4 and 5
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0	0
Contingent Payment | Thereafter
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	$ 0	$ 0